Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

The Company is party to a lawsuit filed on October 12, 2022, by its former Chief Financial Officer, Chihliang An (“Plaintiff”), in the Superior Court of California In and For the County of Alameda (Case No. 22cv019544) (the “Employment Action”), which seeks an award of monetary damages, including, (1) unpaid wages; (2) Company common stock; (3) stock options; (4) penalties pursuant to Labor Code § 203; and any other and further relief the Court deems necessary. Plaintiff’s Complaint alleges four (4) causes of action against the Company. The Complaint alleges claims for (1) breach of written contract; (2) breach of oral contract; (3) failure to pay wages; and (4) failure to pay wages upon termination. The Company filed its Answer to Plaintiff’s Complaint on December 5, 2022. The Company is currently participating in discovery. However, the Company continues to believe that Plaintiff’s claims have no merit. As such, the Company will continue to vigorously defend against Plaintiff’s claims in the Employment Action.